Defined Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan
Employer matching contribution	100.00%
Employer's contribution as a percentage of employee's gross pay	6.00%
Employer contributions	$ 116,364	$ 218,361